Organization and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Applicable functional currencies are:
SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate
Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	Three Months Ended		Six Months Ended
	June 30		June 30		December 31,
	2015	2014	2015	2014	2014
CHF:
Reporting date	1.0703	1.1216	1.0703	1.1216	1.0105
Average for period	1.0617	1.1247	1.0562	1.1223	1.0938

BRL:
Reporting date	0.3166	0.4536	0.3166	0.4536	0.3722
Average for period	0.3250	0.4477	0.3380	0.4352	0.4257

ZAR:
Reporting date	0.0813	0.0944	0.0813	0.0944	0.0861
Average for period	0.0827	0.0948	0.0839	0.0935	0.0922

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	December 31,	December 31,
	2014	2013
CHF:
Reporting date	1.0105	1.1230
Average for period	1.0938	1.0790

BRL:
Reporting date	0.3722	0.4232
Average for period	0.4257	0.4645

ZAR:
Reporting date	0.0861	0.0952
Average for period	0.0922	0.1040